OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets [abstract]
SCHEDULE OF OTHER NON-CURRENT ASSETS

As of December 31, 2025 and 2024, other non-current assets consist of:

	As of December 31,
	2025	2024
Deposit for investment in FBPAL (1)	$29,327,892	$29,327,892
Amounts due from FBPAL (1)	6,595,180	6,595,180
Liquor license	18,889	18,889
	$35,941,961	$35,941,961

(1)	On March 14, 2024, the Company issued 73,873,784 ordinary shares (“Consideration Shares”) at a market price of US$0.3970 to LZG International Inc (“LZGI”) for the acquisition of FB Prime Source Acquisition LLC (“FBPAL”) and its assets, subject to the Asset Purchase Agreement dated on January 24, 2024. Subsequent to the share issuance, the Company has made cash payments in total of US$6,595,180 to FBPAL between March and August, 2024, as post-closing funding commitment as per agreement. As of December 31, 2024, the acquisition has been rescinded and such shares will not be converted into investment in a subsidiary through obtaining control of FBPAL. Currently, the Company is under the arbitration process to request the return of 73,873,784 ordinary shares issued and US$6,595,180 cash paid. (Refer to “NOTE 25 EQUITY — Shares Issued Related to Unconsummated Acquisition” for more details)